Risks and Financial Instruments - Fair values and the carrying values of the financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of risks and financial instruments [line items]
Financial assets, carrying value	R$ 13,031,666	R$ 10,202,534
Financial assets, fair value	13,007,571	10,214,435
Financial liabilities, carrying value	23,336,595	18,812,123
Financial liabilities, fair value	R$ 23,998,204	19,997,517
Cash and bank [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 405,081	284,992
Financial assets, fair value	R$ 405,081	284,992
Financial investments local currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 2,241,852	1,780,939
Financial assets, fair value	R$ 2,241,852	1,780,939
Financial investments foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 14,561	49,448
Financial assets, fair value	R$ 14,561	49,448
Fixed income securities local currency1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 3,643,286	1,937,967
Financial assets, fair value	R$ 3,643,286	1,937,967
Fixed income securities local currency2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 31,315	595,816
Financial assets, fair value	R$ 31,315	595,816
Fixed income securities local currency3 [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 75,251	76,904
Financial assets, fair value	R$ 75,251	76,904
Fixed income securities foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 1,278,940	303,417
Financial assets, fair value	R$ 1,278,940	303,417
Currency interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 981,874	682,615
Financial assets, fair value	R$ 981,874	682,615
Trade receivables [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 3,391,122	3,689,500
Financial assets, fair value	R$ 3,369,766	3,663,247
Reseller financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 968,384	800,936
Financial assets, fair value	R$ 965,645	839,090
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 1,308,928	1,666,092
Financial liabilities, fair value	R$ 1,308,928	1,666,092
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 9,406,013	6,008,414
Financial liabilities, fair value	R$ 10,186,947	7,268,742
Debentures [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 5,450,751	5,657,339
Financial liabilities, fair value	R$ 5,363,621	5,603,669
Debentures 1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 1,093,365	1,030,892
Financial liabilities, fair value	R$ 1,093,365	1,030,891
Lease payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 1,833,288	1,588,673
Financial liabilities, fair value	R$ 1,833,288	1,588,673
Commodities currency and interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, fair value	R$ 981,874	682,615
Financial liabilities, carrying value	117,159	29,985
Financial liabilities, fair value	R$ 117,159	29,985
Trade payable [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 4,040,652	2,700,071
Financial liabilities, fair value	R$ 4,008,457	2,678,808
Subscription warrants indemnification [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 86,439	130,657
Financial liabilities, fair value	R$ 86,439	R$ 130,657